Investment and Return - Schedule of Cash Resources and Other Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Cash at bank and in hand	€ 1,904	€ 1,779
Short-term deposits with maturity of less than three months	1,333	1,513
Other cash equivalents	80	90
Cash and cash equivalents	3,317	3,382
Cash at bank and in hand	1,904	1,779
Short-term deposits with maturity of less than three months	1,333	1,513
Other cash equivalents	80	90
Cash and cash equivalents	3,317	3,382
Other current financial assets
Current held-to-maturity investments	38	43
Current loans and receivables	277	208
Current available-for-sale financial assets	202	126
Current financial assets at fair value through profit or loss:
Other current financial assets	770	599
Current financial assets	4,087	3,981
Other non-current financial assets
Non-current held-to-maturity investments	125	99
Non-current loans and receivables	186	190
Non-current available-for-sale financial assets	362	383
Non-current financial assets at fair value through profit or loss:
Other non-current financial assets	675	673
Non-current financial assets	675	673
Other financial assets
Held-to-maturity investments	163	142
Loans and receivables	463	398
Available-for-sale financial assets	564	509
Financial assets at fair value through profit or loss:
Other financial assets	1,445	1,272
Total	4,762	4,654
Derivatives [Member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	116	91
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	116	91
Other [Member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	137	131
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	2	1
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	€ 139	€ 132